PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Reconciliation of Effective Tax Rate to the Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between the effective tax rate on income and the statutory tax rate
Income Tax Benefit at Federal Rate	$ (18,504,695)	$ (7,804,993)
State Taxes and Fees	(1,436,069)	(6,422,079)
IRS Section 280E Disallowance	6,128,449	1,624,120
Uncertain Tax Position	2,138,468	463,647
Over Accrual of Prior Year Taxes	(2,105,987)	123,775
Change in Valuation Allowance	12,135,919	13,714,557
Change in Fair Value of Contingent Consideration	5,123,793	(7,265,518)
Return to Provision	(2,409,640)
Other Adjustments	138,838
Impairment Expense	8,240,406	1,228,662
Other Permanent Differences	493,900	(47,325)
Reported Income Tax Expense	$ 9,943,382	$ (4,385,154)